Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares		Capital Reserve		Retained Earnings		Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2020		$ 970,023				$ 12,750,191		$ 282,075	$ 14,002,289	[1]
Balance (in Shares) at Mar. 31, 2020	[2]	26,727,540
Capital contribution		$ 1,446,612							1,446,612	[1]
Capital contribution (in Shares)	[2]	600,054
Net income (loss) for the year						4,952,327			4,952,327	[3]
Capital contribution in the form of debt exemption				501,053					501,053	[1]
Foreign currency translation loss								(605,832)	(605,832)	[1]
Balance at Mar. 31, 2021		$ 2,416,635		501,053		17,702,518		(323,757)	20,296,449	[1]
Balance (in Shares) at Mar. 31, 2021	[2]	27,327,594
Capital contribution		$ 920,192		902,224					1,822,416	[1]
Capital contribution (in Shares)	[2]	2,672,460
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs		$ 11,357,500		10,060,011					21,417,511	[1]
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs (in Shares)	[2]	6,250,000
Issuance of representative’s warrants				(653,831)					(653,831)	[1]
Net income (loss) for the year					[1]	3,924,148			3,924,148	[3]
Capital contribution in the form of debt exemption				1,111,608			[1]		1,111,608
Foreign currency translation loss								(3,466,261)	(3,466,261)	[1]
Balance at Mar. 31, 2022		$ 14,694,327		11,921,065		21,626,666		(3,790,018)	44,452,040	[1],[4]
Balance (in Shares) at Mar. 31, 2022	[2]	36,250,054
Business combinations under common control			[1]	(2,842,173)					(2,842,173)
Capital contribution			[1]	23					23
Net income (loss) for the year			[1]			(8,048,822)			(8,048,822)
Foreign currency translation loss			[1]					(4,279,325)	(4,279,325)
Balance at Mar. 31, 2023		$ 14,694,327		$ 9,078,915		$ 13,577,844		$ (8,069,343)	$ 29,281,743	[1]
Balance (in Shares) at Mar. 31, 2023	[2]	36,250,054

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Retrospectively restated for effect of share issuances on October 22, 2020 and a 294-for-1 forward split on August 18, 2021.
[3]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[4]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.